Joint Arrangements - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Joint Arrangements
Net earnings (loss)	$ 8,295	$ 9,077
Total comprehensive earnings (loss)	8,497	10,075
Joint ventures
Joint Arrangements
Net earnings (loss)	27	1
Total comprehensive earnings (loss)	27	1
Carrying amount as at December 31	149	105
Associates
Joint Arrangements
Net earnings (loss)	(1)	(1)
Total comprehensive earnings (loss)	(1)	(1)
Carrying amount as at December 31	$ 60	$ 63